Accounts Receivable	12 Months Ended
Dec. 31, 2022
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 5 – ACCOUNTS RECEIVABLE

At December 31, 2022 and 2021, accounts receivable consisted of the following:

	December 31,	December 31,
	2022	2021
Accounts receivable	$28,383,755	$38,138,683
Less: allowance for expected credit losses	(21,100,189)	(24,335,316)
	$7,283,566	$13,803,367

During the years ended December 31, 2022, 2021 and 2020, allowance for expected credit losses (recovery) amounted to $(1,167,837), $235,464 and $7,866,302 respectively and was recorded in general and administrative expenses.